Income tax (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accrued expenses	¥ 38,062	¥ 9,357
Inventory write-down	25,892	24,585
Impairment of equity investments	4,948	4,063
Salary and welfare payable	2,669	2,137
Allowance for credit losses	21,337	3,187
Net operating loss carry forward	39,461	31,006
Less: valuation allowance	(18,169)	(19,686)	¥ (16,547)
Deferred tax assets, net	114,200	54,649
Deferred tax liabilities:
Identifiable intangible assets	(51,525)	(2,538)
Deferred tax liabilities	¥ (51,525)	¥ (2,538)